UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21162

Name of Fund: Merrill Lynch Fundamental Growth Principal Protected Fund of
              Merrill Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Principal Protected Fund


Schedule of Investments as of November 30, 2005
                                                 Shares
Industry                                           Held     Common Stocks                                                Value
Aerospace & Defense - 1.9%                       22,200     Boeing Co.                                            $     1,513,818
                                                 19,300     Lockheed Martin Corp.                                       1,169,580
                                                                                                                  ---------------
                                                                                                                        2,683,398

Beverages - 0.7%                                 16,600     PepsiCo, Inc.                                                 982,720

Biotechnology - 2.7%                             26,700     Amgen, Inc. (a)                                             2,160,831
                                                 21,300     Genzyme Corp. (a)                                           1,583,442
                                                                                                                  ---------------
                                                                                                                        3,744,273

Capital Markets - 0.9%                           13,600     Franklin Resources, Inc.                                    1,263,168

Chemicals - 5.4%                                 28,500     Air Products & Chemicals, Inc.                              1,686,345
                                                 47,800     The Dow Chemical Co.                                        2,162,950
                                                 28,800     E.I. du Pont de Nemours & Co.                               1,231,200
                                                 31,000     Nalco Holding Co. (a)                                         521,420
                                                 37,100     Praxair, Inc.                                               1,929,200
                                                                                                                  ---------------
                                                                                                                        7,531,115

Commercial Banks - 1.6%                          27,400     Bank of America Corp.                                       1,257,386
                                                 32,300     U.S. Bancorp                                                  978,044
                                                                                                                  ---------------
                                                                                                                        2,235,430

Communications Equipment - 1.1%                  16,500     Corning, Inc. (a)                                             334,125
                                                 36,500     Telefonaktiebolaget LM Ericsson (b)                         1,189,170
                                                                                                                  ---------------
                                                                                                                        1,523,295

Construction & Engineering - 0.2%                 3,400     Fluor Corp.                                                   251,940

Diversified Financial Services - 0.8%            21,900     Citigroup, Inc.                                             1,063,245

Energy Equipment & Services - 6.7%               24,000     Baker Hughes, Inc.                                          1,376,400
                                                 12,200     Grant Prideco, Inc. (a)                                       468,358
                                                 31,900     Halliburton Co.                                             2,030,435
                                                 19,400     National Oilwell Varco, Inc. (a)                            1,176,028
                                                 21,600     Schlumberger Ltd.                                           2,067,768
                                                 33,600     Transocean, Inc. (a)                                        2,145,024
                                                                                                                  ---------------
                                                                                                                        9,264,013

Health Care Equipment & Supplies - 4.8%          35,100     Alcon, Inc.                                                 4,921,020
                                                 32,600     Medtronic, Inc.                                             1,811,582
                                                                                                                  ---------------
                                                                                                                        6,732,602

Health Care Providers & Services - 5.3%          22,100     Caremark Rx, Inc. (a)                                       1,135,719
                                                  4,600     Covance, Inc. (a)                                             218,684
                                                 21,400     Humana, Inc. (a)                                              980,762
                                                  6,700     Sierra Health Services, Inc. (a)                              524,074
                                                 34,700     UnitedHealth Group, Inc.                                    2,077,142
                                                 31,200     WellPoint, Inc. (a)                                         2,397,096
                                                                                                                  ---------------
                                                                                                                        7,333,477

Hotels, Restaurants & Leisure - 2.8%             50,700     Starbucks Corp. (a)                                         1,543,815
                                                  3,900     Station Casinos, Inc.                                         270,426
                                                 18,800     Wynn Resorts Ltd. (a)(f)                                    1,049,604
                                                 20,100     Yum! Brands, Inc.                                             980,679
                                                                                                                  ---------------
                                                                                                                        3,844,524

Household Products - 1.7%                        42,200     Procter & Gamble Co.                                        2,413,418

IT Services - 0.7%                               15,400     First Data Corp.                                              666,358
                                                 16,300     Hewitt Associates, Inc. Class A (a)                           418,421
                                                                                                                  ---------------
                                                                                                                        1,084,779

Industrial Conglomerates - 6.6%                  55,100     3M Co.                                                      4,324,248
                                                134,400     General Electric Co.                                        4,800,768
                                                                                                                  ---------------
                                                                                                                        9,125,016

Internet Software & Services - 2.5%               3,700     Google, Inc. Class A (a)                                    1,498,463
                                                 48,800     Yahoo!, Inc. (a)                                            1,963,224
                                                                                                                  ---------------
                                                                                                                        3,461,687

Machinery - 2.2%                                 19,900     Caterpillar, Inc.                                           1,149,822
                                                  9,700     ITT Industries, Inc.                                        1,054,972
                                                 32,000     Pall Corp.                                                    888,320
                                                                                                                  ---------------
                                                                                                                        3,093,114

Media - 0.7%                                     36,900     Walt Disney Co.                                               919,917

Oil, Gas & Consumable Fuels - 4.4%               13,900     ConocoPhillips                                                841,089
                                                 72,100     Exxon Mobil Corp.                                           4,183,963
                                                 13,900     Sunoco, Inc.                                                1,073,080
                                                                                                                  ---------------
                                                                                                                        6,098,132

Pharmaceuticals - 0.2%                           11,700     MGI Pharma, Inc. (a)                                          230,958

Software - 3.2%                                 163,000     Microsoft Corp.                                             4,516,730

Specialty Retail - 1.2%                          70,850     Staples, Inc.                                               1,636,635

Textiles, Apparel & Luxury Goods - 1.5%          33,100     Coach, Inc. (a)                                             1,139,633
                                                 11,200     Nike, Inc. Class B                                            955,360
                                                                                                                  ---------------
                                                                                                                        2,094,993

Tobacco - 2.1%                                   40,100     Altria Group, Inc.                                          2,918,879

Trading Companies & Distributors - 0.2%           7,400     MSC Industrial Direct Co. Class A                             289,266

                                                            Total Common Stocks
                                                            (Cost - $71,385,585) - 62.1%                               86,336,724


                                                   Face
                                                 Amount     U.S. Government Obligations
                                                            U.S. Treasury STRIPS (e):
                                        $    34,998,000         3.153%** due 8/15/2009                                 29,752,885
                                             25,415,000         3.858%** due 11/15/2009                                21,370,711

                                                            Total U.S. Government Obligations
                                                            (Cost - $53,033,941) - 36.7%                               51,123,596


                                              Beneficial
                                                Interest    Short-Term Securities
                                        $       957,911     Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I (c)                                       957,911
                                        $     1,103,300     Merrill Lynch Liquidity Series, LLC
                                                            Money Market Series (c)(d)                                  1,103,300

                                                            Total Short-Term Securities
                                                            (Cost - $2,061,211) - 1.5%                                  2,061,211

                                                            Total Investments
                                                            (Cost - $126,480,737*) - 100.3%                           139,521,531
                                                            Liabilities in Excess of Other Assets - (0.3%)              (438,069)
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $   139,083,462
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    127,185,788
                                                   ================
    Gross unrealized appreciation                  $     15,871,700
    Gross unrealized depreciation                       (3,535,957)
                                                   ----------------
    Net unrealized appreciation                    $     12,335,743
                                                   ================

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $  (1,417,636)     $   19,062
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $    1,103,300     $    2,080

(d) Security was purchased with the cash proceeds from securities loans.

(e) Separately Traded Registered Interest and Principal of Securities (STRIPS).

(f) Security, or portion of security, is on loan.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Principal Protected Fund of
Merrill Lynch Principal Protected Trust


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: January 25, 2006